Accounts payable - Summary of trade and other payables (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Payables to suppliers of fashion and luxury, media advertising and marketing services	$ 76,778,957	$ 0
Clients' monies held on trust (Note 5(c) and Note 15)	0	146,283,760
Others	5,536,216	8,737,158
Accounts payable	$ 82,315,173	$ 155,020,918